Intangible assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible assets and goodwill
Intangible assets	€ 1,420	€ 1,111	[1],[2]
Software
Intangible assets and goodwill
Intangible assets	787	573
Licenses
Intangible assets and goodwill
Intangible assets	109	136
Prepayments made on intangible assets
Intangible assets and goodwill
Intangible assets	€ 524	€ 402

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.